SEGMENT REPORTING	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SEGMENT REPORTING

22.	SEGMENT REPORTING

For management purposes, the Group is organized into business units based on its products and services and has two reportable segments, as follows:

●	Oregon segment represents cannabis production and sales activities in Oregon

●	Michigan segment represents cannabis production and sales activities in Michigan

●	Services segment provides consulting services primarily to other customers within the cannabis industry

●	The other segment reports ungrouped assets

Geographical information relating to the Company’s activities is as follows. Services represents consulting fees charged to Goodness Growth and to ABCO Garden State, LLC.

The Chief Operating Decision Maker (CODM) is the Company’s CEO and monitors the operating results of its business units separately on a monthly basis for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on profit or loss and is measured consistently with profit or loss in the consolidated financial statements

Geographical segments	Oregon	Michigan	Other	Services	Total
	$	$	$	$	$
Non-current assets other than financial instruments
At December 31, 2024	7,732,780	4,621,983	2,834,108	-	15,188,871
At December 31, 2023	8,187,649	4,054,332	1,761,382	-	14,003,363
At October 31, 2023	7,362,957	4,016,861	1,361,366	-	12,741,184
Year ended December 31, 2024
Net revenue	12,093,606	12,936,028	-	1,987,631	27,017,265
Gross profit	5,178,874	6,481,800	-	1,780,962	13,441,636
Gross profit before fair value adjustment	5,931,261	6,271,333	-	1,780,962	13,983,556
Two months ended December 31, 2023
Net revenue	1,529,088	2,012,949	-	96,050	3,638,087
Gross profit	766,291	1,597,643	-	6,840	2,370,774
Gross profit before fair value adjustment	902,603	1,235,111	-	6,840	2,144,554
Year ended October 31, 2023
Net revenue	11,001,261	11,422,908	-	929,016	23,353,185
Gross profit	5,259,439	6,791,700	-	620,375	12,671,514
Gross profit before fair value adjustments	4,615,259	6,653,234	-	620,375	11,888,868
Year ended October 31, 2022
Net revenue	8,852,104	8,905,179	-	-	17,757,283
Gross profit	3,039,159	5,083,919	-	-	8,123,078